Cash at Banks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and bank balances at central banks [text block] [Abstract]
Schedule of cash and cash equivalents
	2020	2019
	USD ‘000	USD ‘000
Cash and bank balances*	120,303	167,767
Deposits with original maturities of three months or less	13,136	24,693
	133,439	192,460

*        This item includes cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).

Schedule of term deposits
	2020	2019
	USD ‘000	USD ‘000
Deposits with original maturities over three months and less than one year**	138,510	119,753
Deposits with original maturities over one year	33,702	—
	172,212	119,753

**      This item includes a deposit in the amount of USD 5,000 thousand (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is not recognised as investment income and is transferred to the reinsurance company on a semi-annual basis.